Supplement to the
Fidelity® Advisor Real Estate Fund Class A, Class T, Class B, and Class C
October 27, 2006
Prospectus

The following information replaces the information found in the 3rd bullet in the "Fidelity Advisor Systematic Exchange Program" table on page 23.

  The account into which the exchange is being processed must have a minimum balance of $1,000.

The following information found in the 1st bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 24 is no longer applicable.

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.

The following information replaces the similar information found in the 3rd bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 24.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces the information in the 1st bullet in the "Fidelity Advisor Money Line" table on page 25.

  The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

The following information replaces the similar CDSC waiver information found in the "Fund Distribution" section beginning on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

ARE-07-01 May 18, 2007
1.777594.114

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity® Advisor Real Estate Fund Institutional Class
October 27, 2006
Prospectus

The following information found in the 1st bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 21 is no longer applicable.

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.

The following information replaces the information in the 1st bulletin the "Fidelity Advisor Money Line" table on page 21.

  The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

AREI-07-01 May 18, 2007
1.783271.110

Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T,
Class B, and Class C
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Consumer Discretionary, Advisor Electronics, Advisor Financial Services, Advisor Health Care, and Advisor Industrials in the "Fund Management" section on page 30.

John M. Harris is manager of Advisor Consumer Discretionary Fund, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

Christopher Lee is co-manager of Advisor Electronics Fund, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Paul Jackson is co-manager of Advisor Electronics Fund, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

Brian Younger is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Matthew Sabel is manager of Advisor Health Care Fund, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

The following information replaces the similar information found in the 3rd bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 27.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

AFOC-07-04 May 18, 2007
1.480125.160

Supplement to the
Fidelity Advisor
Focus Funds®
Institutional Class
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Consumer Discretionary, Advisor Electronics, Advisor Financial Services, Advisor Health Care, and Advisor Industrials in the "Fund Management" section on page 29.

John M. Harris is manager of Advisor Consumer Discretionary Fund, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

Christopher Lee is co-manager of Advisor Electronics Fund, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Paul Jackson is co-manager of Advisor Electronics Fund, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

Brian Younger is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Matthew Sabel is manager of Advisor Health Care Fund, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

AFOCI-07-04 May 18, 2007
1.479771.154